Geographic Information	3 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Geographic Information

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended March 31,
	2014	2013
United States	$203.1	$207.7
Mexico	11.4	5.6
Canada	10.3	7.7
France	3.8	4.0
United Kingdom	3.4	4.2
Germany	3.3	2.4
China	2.4	1.8
Spain	1.6	1.8
Other	12.3	10.6

	$251.6	$245.8

Net long-lived assets by country were as follows (in millions):

	March 31, 2014	December 31, 2013
United States	$785.3	$791.4
China	51.6	49.5
Spain	20.1	20.5
Mexico	8.7	8.2
Other	1.6	1.0

	$867.3	$870.6